Exhibit 99.1

CoreVest American Finance 2020-3 Trust
Mortgage Pass-Through Certificates
Mortgage Loan and Sample Property Agreed-Upon Procedures

Report To:
CoreVest Purchaser 2, LLC
CoreVest American Finance Depositor LLC
Wells Fargo Securities, LLC
Morgan Stanley & Co. LLC
Goldman Sachs & Co. LLC

10 September 2020

Ernst & Young LLP Tel: +1 212 773 3000 5 Times Square ey.com New York, NY 10036

Report of Independent Accountants on Applying Agreed-Upon Procedures

CoreVest Purchaser 2, LLC CoreVest American Finance Depositor LLC 650 Fifth Avenue, Suite 2140 New York, New York 10019	Morgan Stanley & Co. LLC 1585 Broadway, 4th Floor New York, New York 10036
Wells Fargo Securities, LLC 30 Hudson Yards, 15th Floor New York, New York 10001	Goldman Sachs & Co. LLC 200 West Street New York, New York 10282

Re:	CoreVest American Finance 2020-3 Trust (the “Issuing Entity”) Mortgage Pass-Through Certificates (the “Certificates”) Mortgage Loan and Sample Property Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information with respect to the Mortgage Loans and certain Mortgaged Properties (both as defined herein) relating to the Issuing Entity’s securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, CoreVest Purchaser 2, LLC (“CoreVest”), on behalf of CoreVest American Finance Depositor LLC (the “Depositor”), provided us with:
a.	Certain electronic data files containing information relating to the Mortgage Loans (the “Mortgage Loan Data Files”) that are described in Attachment A,
b.
Certain electronic data files containing information relating to the Mortgaged Properties (the “Property Data Files,” together with the Mortgage Loan Data Files, the “Data Files”) that are described in Attachment A,

c.	Electronic copies of the files for the Mortgage Loans and certain Mortgaged Properties which contain copies of:
	i.	Various source documents relating to the Mortgage Loans (the “Mortgage Loan Source Documents”) and
ii.
Appraisal or desktop review reports (collectively, the “Appraisals”) and/or broker price opinions (the “BPOs,” together with the Appraisals, the “Property Source Documents”) relating to certain Mortgaged Properties,

d.
An electronic data file labeled “MSA List by Zip Code v4.xlsx” (the “MSA Support File,” together with the Property Source Documents, the “Property Sources”) which contains metropolitan statistical area information for certain zip codes,

e.
A schedule (the “Property Sampling Schedule”), certain information from which is shown on Exhibit 2 to Attachment A, that CoreVest, on behalf of the Depositor, indicated contains a list of loan identification numbers (each, a “Loan ID”) corresponding to certain fixed-rate mortgage loans,

f.
A list of characteristics on the Property Data Files (the “Property Sample Characteristics”), which are described in Attachment A, that CoreVest, on behalf of the Depositor, instructed us to compare to information contained in the Property Sources,

g.
A list of characteristics on the Mortgage Loan Data Files (the “Compared Mortgage Loan Characteristics”), which are listed on Exhibit 6 to Attachment A, that CoreVest, on behalf of the Depositor, instructed us to compare to information contained in the Mortgage Loan Source Documents,

h.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that CoreVest, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,

i.
A list of characteristics on the Mortgage Loan Data Files (the “Provided Mortgage Loan Characteristics”), which are listed on Exhibit 7 to Attachment A, on which CoreVest, on behalf of the Depositor, instructed us to perform no procedures,

j.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
k.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Data Files, Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Property Sample Characteristics, Compared Mortgage Loan Characteristics, Recalculated Characteristics, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Circular or any other information provided to us by CoreVest, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans and Mortgaged Properties, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by CoreVest, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loans or Mortgaged Properties would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 September 2020

Attachment A Page 1 of 10

Background

For the purpose of the procedures described in this report, CoreVest, on behalf of the Depositor, indicated that:
a.	The primary assets of the Issuing Entity will be 81 fixed-rate mortgage loans (the “Mortgage Loans”) and
b.	The Mortgage Loans are secured by first liens on 2,403 mortgaged properties (the “Mortgaged Properties”) which consist of:
i.	1,906 single-family residential properties,
ii.	263 2-4 unit residential properties,
iii.	110 townhomes,
iv.	79 condominiums,
v.	43 multifamily properties and
vi.	2 mixed use properties.

Procedures performed and our associated findings

1.	CoreVest, on behalf of the Depositor, provided us with electronic data files:
a.
Labeled “Active Term Data Tape 2020-3 v84 - Total Pool - SENT TO EY.xlsb” and the corresponding record layout and decode information (“Preliminary Property Data File 1”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 3,700 mortgaged properties (the “Preliminary Properties 1”) that secure 164 mortgage loans (the “Preliminary Mortgage Loans 1”),

b.
Labeled “Active Term Data Tape 2020-3 v95 - Total Pool - SENT TO EY.xlsb” and the corresponding record layout and decode information (“Preliminary Property Data File 2”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 3,877 mortgaged properties (the “Preliminary Properties 2”) that secure 169 mortgage loans (the “Preliminary Mortgage Loans 2”),

c.
Labeled “Active Term Data Tape 2020-3 v105 - Final Pool - SENT TO EY.xlsb” and the corresponding record layout and decode information (“Preliminary Property Data File 3”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 2,403 mortgaged properties (the “Preliminary Properties 3”) that secure 81 mortgage loans (the “Preliminary Mortgage Loans 3”) and

d.
Labeled “Active Term Data Tape 2020-3 v112 - Final Pool - SENT TO EY.xlsb” and the corresponding record layout and decode information (“Preliminary Property Data File 4,” together with Preliminary Property Data File 1, Preliminary Property Data File 2 and Preliminary Property Data File 3, the “Preliminary Property Data Files,” which together with the Final Property Data File (as defined herein) comprise the Property Data Files) that CoreVest, on behalf of the Depositor, indicated contains information relating to 2,403 mortgaged properties (the “Preliminary Properties 4,” together with the Preliminary Properties 1, Preliminary Properties 2 and Preliminary Properties 3, the “Preliminary Properties”) that secure 81 mortgage loans (the “Preliminary Mortgage Loans 4,” together with the Preliminary Mortgage Loans 1, Preliminary Mortgage Loans 2 and Preliminary Mortgage Loans 3, the “Preliminary Mortgage Loans”).

Attachment A Page 2 of 10

1. (continued)

As instructed by CoreVest, on behalf of the Depositor, we selected a sample of:
a.	Preliminary Properties 1 from Preliminary Property Data File 1,
b.	Preliminary Properties 2 from Preliminary Property Data File 2,
c.	Preliminary Properties 3 from Preliminary Property Data File 3 and
d.	Preliminary Properties 4 from Preliminary Property Data File 4 using the sample selection methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph(s) of this Item.

For each of the:
a.	31 Preliminary Mortgage Loans 1,
b.	23 Preliminary Mortgage Loans 2,
c.	27 Preliminary Mortgage Loans 3 and
d.	1 Preliminary Mortgage Loan 4
listed on the Property Sampling Schedule, CoreVest, on behalf of the Depositor, instructed us to:
i.	Multiply 25% by the number of Preliminary Properties which:
1)	Secure such Preliminary Mortgage Loan and
2)	Have “Y” for the “parent Y/N” characteristic, as shown on the applicable Preliminary Property Data File,
ii.	Round the value computed in i. above up to the nearest integer and
iii.	Select a random sample of Preliminary Properties from the applicable Preliminary Property Data File equal to the number computed in ii. above from the population of Preliminary Properties which:
1)	Secure such Preliminary Mortgage Loan and
2)	Have “Y” for the “parent Y/N” characteristic, as shown on the applicable Preliminary Property Data File.

The application of the sample selection methodology described in the preceding paragraph of this Item resulted in the selection of:
a.	281 Preliminary Properties 1 from Preliminary Property Data File 1 (the “Sample Properties 1”),
b.	153 Preliminary Properties 2 from Preliminary Property Data File 2 (the “Sample Properties 2”),
c.	367 Preliminary Properties 3 from Preliminary Property Data File 3 (the “Sample Properties 3”) and
d.
64 Preliminary Properties 4 from Preliminary Property Data File 4 (the “Sample Properties 4,” together with the Sample Properties 1, Sample Properties 2 and Sample Properties 3, the “Sample Properties”).

Attachment A Page 3 of 10

1. (continued)

The Sample Properties are shown on Exhibit 1 to Attachment A.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they instructed us to use to select the Sample Properties from the Preliminary Property Data Files or the basis for the inclusion of the:
a.	31 Preliminary Mortgage Loans 1,
b.	23 Preliminary Mortgage Loans 2,
c.	27 Preliminary Mortgage Loans 3 and
d.	1 Preliminary Mortgage Loan 4
on the Property Sampling Schedule.  We performed no procedures relating to any Preliminary Mortgage Loan that was not included on the Property Sampling Schedule.

For the purpose of the procedures described in this report, the:
a.	281 Sample Properties 1 are referred to as Sample Property Numbers 1 through 281,
b.	153 Sample Properties 2 are referred to as Sample Property Numbers 282 through 434,
c.	367 Sample Properties 3 are referred to as Sample Property Numbers 435 through 801 and
d.	64 Sample Properties 4 are referred to as Sample Property Numbers 802 through 865.

2.
For each Sample Property (except for any Not Reviewed Sample Property (as defined in the succeeding paragraph(s) of this Item)), we compared the characteristics listed on Exhibit 3 to Attachment A (the “Base Property Sample Characteristics”), as shown on the applicable Preliminary Property Data File, to the corresponding information located in the Property Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes to Exhibit 3 to Attachment A.  The Property Source Document(s) that we were instructed by CoreVest, on behalf of the Depositor, to use for each Base Property Sample Characteristic are indicated on Exhibit 3 to Attachment A.  Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

CoreVest, on behalf of the Depositor, instructed us not to perform any procedures on 64 Sample Properties 3 (the “Not Reviewed Sample Properties”), which are shown on Exhibit 1 to Attachment A.

3.
CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “Active Term Data Tape 2020-3 v138 - Final Pool - SENT TO EY.xlsb” and the corresponding record layout and decode information (the “Final Property Data File”) that CoreVest, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans and Mortgaged Properties as of the related due date of each Mortgage Loan in September 2020 (the “Cut-Off Date”).

Attachment A Page 4 of 10

3. (continued)

We compared the property identification number (the “Property ID”) for each Sample Property, as shown on the applicable Preliminary Property Data File, to the corresponding Property ID, as shown on the Final Property Data File (and in accordance with the decode table provided by CoreVest, on behalf of the Depositor, which is included in the succeeding paragraph(s) of this Item), and noted that:
a.	800 of the Mortgaged Properties included on the Final Property Data File were Sample Properties (excluding the Not Reviewed Sample Properties) (the “Final Sample Properties”) and
b.	One Sample Property was not included on the Final Property Data File (the “Removed Sample Property”), which is shown on Exhibit 1 to Attachment A.

For the purpose of performing the comparison described above, CoreVest, on behalf of the Depositor, provided the decode table shown below, and instructed us to use the value shown in the “Updated Property ID” column for each Sample Property which corresponds to the “Property ID” that is shown in the “Property ID” column.

Property ID	Updated Property ID	Property ID	Updated Property ID

31801-6	31801-130	31801-61	31801-60
31801-12	31801-11	31801-66	31801-65
31801-13	31801-12	31801-68	31801-67
31801-15	31801-14	31801-74	31801-73
31801-16	31801-15	31801-84	31801-83
31801-18	31801-17	31801-87	31801-86
31801-24	31801-23	31801-88	31801-87
31801-27	31801-26	31801-97	31801-96
31801-29	31801-28	31801-99	31801-98
31801-31	31801-30	31801-100	31801-99
31801-34	31801-33	31801-104	31801-103
31801-37	31801-36	31801-112	31801-111
31801-45	31801-44	31801-114	31801-113
31801-50	31801-49	31801-115	31801-114

4.
For each Final Sample Property, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on the Final Property Data File, to the corresponding information that we identified in performing the procedures described in Item 2.  Except for the information shown on Exhibit 5 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item, all references to the “Sample Properties” in the notes to Exhibit 3 to Attachment A refer to the “Final Sample Properties.”

5.
For each Mortgaged Property, we compared the “closest MSA” characteristic (the “Closest MSA Property Sample Characteristic,” which together with the Base Property Sample Characteristics comprise the Property Sample Characteristics), as shown on the Final Property Data File, to the metropolitan statistical area information on the MSA Support File for the corresponding “zip code,” as shown on the Final Property Data File.  All such compared information was in agreement.

Attachment A Page 5 of 10

6.
CoreVest, on behalf of the Depositor, provided us with an electronic data file and the corresponding record layout and decode information (the “Preliminary Mortgage Loan Data File”) that CoreVest, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut‑Off Date.

For each Mortgage Loan on the Preliminary Mortgage Loan Data File, we compared the Compared Mortgage Loan Characteristics listed on Exhibit 6 to Attachment A, as shown on the Preliminary Mortgage Loan Data File, to the corresponding information located in the Mortgage Loan Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, assumptions and methodologies stated in the notes to Exhibit 6 to Attachment A and the succeeding paragraph(s) of this Item.

The Mortgage Loan Source Document(s) that CoreVest, on behalf of the Depositor, instructed us to use for each Compared Mortgage Loan Characteristic are indicated on Exhibit 6 to Attachment A.  Where more than one Mortgage Loan Source Document is listed for a Compared Mortgage Loan Characteristic, CoreVest, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Mortgage Loan Data File for the Compared Mortgage Loan Characteristic agreed with the corresponding information on at least one of the Mortgage Loan Source Documents that are listed for such Compared Mortgage Loan Characteristic on Exhibit 6 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Mortgage Loan Source Documents for any of the Compared Mortgage Loan Characteristics listed on Exhibit 6 to Attachment A.

7.
As instructed by CoreVest, on behalf of the Depositor, we adjusted the information on the Preliminary Mortgage Loan Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to CoreVest.  The Preliminary Mortgage Loan Data File, as so adjusted, is hereinafter referred to as the “Updated Mortgage Loan Data File.”

Attachment A Page 6 of 10

8.
Subsequent to the performance of the procedures described in Items 6. and 7. above, CoreVest, on behalf of the Depositor, provided us with an electronic data file and the corresponding record layout and decode information (the “Final Mortgage Loan Data File,” which together with the Preliminary Mortgage Loan Data File comprise the Mortgage Loan Data Files) that CoreVest, on behalf of the Depositor, indicated contains information relating the Mortgage Loans as of the Cut‑Off Date.

Using information on the:
a.	Final Mortgage Loan Data File and
b.	Updated Mortgage Loan Data File
for each Mortgage Loan, we compared each Compared Mortgage Loan Characteristic listed on Exhibit 6 to Attachment A, as shown on the Final Mortgage Loan Data File, to the corresponding information on the Updated Mortgage Loan Data File.  All such compared information was in agreement.

9.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date,
as shown on the Final Mortgage Loan Data File, we recalculated the “Original Term to Maturity (months)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Initial Funded Amount ($),
b.	Interest Rate (adjusted as described in the succeeding paragraph(s) of this Item, as applicable) and
c.	Monthly Debt Service ($),
as shown on the Final Mortgage Loan Data File, and assuming that each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (months)” of each Mortgage Loan (except for any Interest Only Mortgage Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For the purpose of the “Original Amortization Term (months)” recalculation described above for each Mortgage Loan (except for any Interest Only Mortgage Loan or Non‑CoreVest Mortgage Loan (as defined herein)), all of which have an “Interest Rate Accrual” of “Actual/360,” as shown on the Final Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to divide the “Interest Rate,” as shown on the Final Mortgage Loan Data File, by twelve (12) and then multiply by a fraction equal to 365/360.

For any Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Original Amortization Term (months)” characteristic.

Attachment A Page 7 of 10

11.
Using the “First Payment Date,” as shown on the Final Mortgage Loan Data File, we recalculated the “Seasoning (months)” of each Mortgage Loan as of the Cut‑Off Date.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

12.	Using the:
a.	Mortgage Loan Initial Funded Amount ($),
b.	Interest Rate Accrual,
c.	Seasoning (months),
d.	IO Term (months),
e.	First Payment Date,
f.	Initial Maturity Date,
g.	Interest Rate and
h.	Monthly Debt Service ($),
as shown on the Final Mortgage Loan Data File, we recalculated the principal balance of each Mortgage Loan as of:
i.	The Cut‑Off Date (the “Cut-Off Date Principal Balance”) and
ii.	The “Initial Maturity Date” of the Mortgage Loan (the “Maturity Date Balance”),
assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to:
a.	Ignore differences of +/- $1.00 or less and
b.
Recalculate the “Maturity Date Balance” as the aggregate principal balance that is scheduled to be paid on the “Initial Maturity Date” of the Mortgage Loan, including any principal component of the related “Monthly Debt Service ($),” as shown on the Final Mortgage Loan Data File, on the “Initial Maturity Date.”

13.
Using the “Cut-Off Date Principal Balance,” as shown on the Final Mortgage Loan Data File, we recalculated the “% of Pool” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

14.	Using the:
a.	Original Term to Maturity (months) and
b.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Term (months)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 8 of 10

15.	Using the:
a.	IO Term (months),
b.	Original Amortization Term (months) and
c.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Amortization Term (months)” of each Mortgage Loan (except for any Interest Only Mortgage Loan, which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Remaining Amortization Term (months)” characteristic.

16.	Using the:
a.	IO Term (months) and
b.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining IO Term (months)” of each Mortgage Loan (except for any Mortgage Loan with an “Amortization Type” of “Amortizing Balloon,” as shown on the Final Mortgage Loan Data File (each, an “Amortizing Balloon Mortgage Loan”), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Amortizing Balloon Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Remaining IO Term (months)” characteristic.

17.
Using the “Monthly Debt Service ($),” as shown on the Final Mortgage Loan Data File, we recalculated the “Annualized Debt Service Payment ($)” of each Mortgage Loan as twelve (12) times the “Monthly Debt Service ($),” as shown on the Final Mortgage Loan Data File.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

18.	Using the:
a.	Servicing Fee Rate,
b.	Trustee/Note Administrator Fee Rate and
c.	CREFC® License Fee Rate,
as shown on the Final Mortgage Loan Data File, we recalculated the “Administrative Fee Rate” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

19.	Using the:
a.	Interest Rate and
b.	Administrative Fee Rate,
as shown on the Final Mortgage Loan Data File, we recalculated the “Net Mortgage Rate” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 9 of 10

20.	Using:
a.	Information on the Final Mortgage Loan Data File and
b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:
i.	Mortgage Loan UW NOI DSCR,
ii.	Mortgage Loan UW NCF DSCR,
iii.	NOI DSCR as of 6/30,
iv.	NCF DSCR as of 6/30,
v.	Mortgage Loan Cutoff NOI Debt Yield,
vi.	Mortgage Loan Cutoff NCF Debt Yield,
vii.	NCF Debt Yield as of 6/30,
viii.	Origination Date LTV Ratio,
ix.	Cut-Off Date LTV Ratio and
x.	Maturity Date LTV Ratio
of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to round the characteristics listed in i. through iv. above to two decimal places and the characteristics listed in v. through x. above to the nearest 1/10th of one percent.

21.	Using the:
a.	Original Yield Maintenance Period and
b.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Current Yield Maintenance Period” of each Yield Maintenance Mortgage Loan (as defined herein).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Yield Maintenance Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Current Yield Maintenance Period” characteristic.

22.
Using the “Guarantor,” as shown on the Final Mortgage Loan Data File, we identified those Mortgage Loans that have at least one common “Guarantor” (the “Related Guarantor Loans”).  We compared the “Related Guarantor Loan” information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For the Mortgage Loan identified on the Final Mortgage Loan Data File with Loan ID “31817,” CoreVest, on behalf of the Depositor, instructed us to use “Group 1” for the “Related Guarantor Loan” characteristic.  We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by CoreVest, on behalf of the Depositor, that are described above.

Attachment A Page 10 of 10

23.
For each Mortgaged Property, we compared the “Closing Date Allocated Loan Amount” characteristic, as shown on the Final Property Data File, to the corresponding information in the loan agreement Mortgage Loan Source Document for the related Mortgage Loan and found all such compared information to be in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

24.
Using the “Closing Date Allocated Loan Amount,” as shown on the Final Property Data File, we recalculated the “Allocated Loan Amount %” of each Mortgaged Property.  We compared this recalculated information to the corresponding information on the Final Property Data File and found such information to be in agreement.

25.	Using the:
a.	Cut-Off Date Principal Balance and
b.	Maturity Date Balance,
as shown on the Final Mortgage Loan Data File, and the “Closing Date Allocated Loan Amount,” as shown on the Final Property Data File, we recalculated the principal balance of each Mortgaged Property as of the Cut-Off Date (the “Cut-Off Date Allocated Loan Amount”) and as of the “Initial Maturity Date” of the related Mortgage Loan (the “Maturity Date Allocated Loan Amount”), based on the calculation methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph(s) of this Item.  We compared this recalculated information to the corresponding information on the Final Property Data File and found such information to be in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to allocate the “Cut-Off Date Principal Balance” and “Maturity Date Balance” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, to the respective Mortgaged Properties that secure such Mortgage Loan on a pro-rata basis using the “Mortgage Loan Initial Funded Amount ($)” of the Mortgage Loans, as shown on the Final Mortgage Loan Data File, and “Closing Date Allocated Loan Amount” of the Mortgaged Properties, as shown on the Final Property Data File.

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Removed Sample Property	Not Reviewed Sample Property	Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Removed Sample Property	Not Reviewed Sample Property
1	29362	29362-4-1	X						141	31802	31802-101-1	X
2	29362	29362-1-1	X						142	31802	31802-92-1	X
3	29362	29362-5-1	X						143	31802	31802-2-1	X
4	30755	30755-2-1	X						144	31802	31802-25-1	X
5	30755	30755-5-1	X						145	31802	31802-43-1	X
6	31496	31496-5-1	X						146	31802	31802-95-1	X
7	31496	31496-11-1	X						147	31802	31802-126-1	X
8	31496	31496-7-1	X						148	31802	31802-121-1	X
9	31612	31612-7-1	X						149	31802	31802-24-1	X
10	31612	31612-2-1	X						150	31802	31802-75-1	X
11	31612	31612-5-1	X						151	31802	31802-22-1	X
12	31612	31612-6-1	X						152	31840	31840-2-1	X
13	31634	31634-10-1	X						153	31840	31840-4-1	X
14	31634	31634-27-1	X						154	31840	31840-1-1	X
15	31634	31634-65-1	X						155	31840	31840-5-1	X
16	31634	31634-43-1	X						156	31840	31840-3-1	X
17	31634	31634-64-1	X						157	31884	31884-1-1	X
18	31634	31634-29-1	X						158	31884	31884-3-1	X
19	31634	31634-9-1	X						159	31884	31884-6-1	X
20	31634	31634-37-1	X						160	31884	31884-5-1	X
21	31634	31634-5-1	X						161	31980	31980-30-1	X
22	31634	31634-4-1	X						162	31980	31980-20-1	X
23	31634	31634-55-1	X						163	31980	31980-45-1	X
24	31634	31634-62-1	X						164	31980	31980-27-1	X
25	31634	31634-24-1	X						165	31980	31980-15-1	X
26	31634	31634-21-1	X						166	31980	31980-44-1	X
27	31634	31634-38-1	X						167	31980	31980-11-1	X
28	31634	31634-54-1	X						168	31980	31980-63-1	X
29	31634	31634-47-1	X						169	31980	31980-25-1	X
30	31694	31694-1-1	X						170	31980	31980-38-1	X
31	31694	31694-3-1	X						171	31980	31980-7-1	X
32	31694	31694-5-1	X						172	31980	31980-3-1	X
33	31695	31695-25-1	X						173	31980	31980-56-1	X
34	31695	31695-22-1	X						174	31980	31980-5-1	X
35	31695	31695-5-1	X						175	31980	31980-55-1	X
36	31695	31695-27-1	X						176	31980	31980-39-1	X
37	31695	31695-14-1	X						177	31980	31980-32-1	X
38	31695	31695-31-1	X						178	31980	31980-14-1	X
39	31695	31695-19-1	X						179	32013	32013-13-1	X
40	31695	31695-34-1	X						180	32013	32013-7-1	X
41	31695	31695-13-1	X						181	32013	32013-16-1	X
42	31695	31695-20-1	X						182	32013	32013-14-1	X
43	31700	31700-20-1	X						183	32013	32013-12-1	X
44	31700	31700-6-1	X						184	32013	32013-11-1	X
45	31700	31700-27-1	X						185	32087	32087-8-1	X
46	31700	31700-16-1	X						186	32087	32087-13-1	X
47	31700	31700-28-1	X						187	32087	32087-1-1	X
48	31700	31700-14-1	X						188	32087	32087-5-1	X
49	31700	31700-7-1	X						189	32087	32087-2-1	X
50	31700	31700-11-1	X						190	32087	32087-12-1	X
51	31700	31700-23-1	X						191	32087	32087-11-1	X
52	31700	31700-17-1	X						192	32087	32087-4-1	X
53	31700	31700-29-1	X						193	32087	32087-7-1	X
54	31700	31700-19-1	X						194	32087	32087-6-1	X
55	31700	31700-8-1	X						195	32087	32087-9-1	X
56	31700	31700-26-1	X						196	32216	32216-24-1	X
57	31700	31700-5-1	X						197	32216	32216-26-1	X
58	31700	31700-4-1	X						198	32216	32216-1-1	X
59	31700	31700-31-1	X						199	32216	32216-11-1	X
60	31700	31700-30-1	X						200	32216	32216-32-1	X
61	31700	31700-10-1	X						201	32216	32216-29-1	X
62	31700	31700-21-1	X						202	32216	32216-7-1	X
63	31700	31700-24-1	X						203	32216	32216-14-1	X
64	31700	31700-2-1	X						204	32216	32216-21-1	X
65	31700	31700-3-1	X						205	32246	32246-1-1	X
66	31700	31700-18-1	X						206	32246	32246-2-1	X
67	31700	31700-9-1	X						207	32246	32246-3-1	X
68	31700	31700-1-1	X						208	32310	32310-17-1	X
69	31700	31700-15-1	X						209	32310	32310-6-1	X
70	31700	31700-22-1	X						210	32310	32310-13-1	X
71	31739	31739-2-1	X						211	32310	32310-15-1	X
72	31739	31739-1-1	X						212	32310	32310-18-1	X
73	31739	31739-3-1	X						213	32310	32310-5-1	X
74	31801	31801-129-1	X						214	32310	32310-10-1	X
75	31801	31801-56-1	X						215	32318	32318-6-1	X
76	31801	31801-50-1	X						216	32318	32318-5-1	X
77	31801	31801-100-1	X						217	32318	32318-1-1	X
78	31801	31801-84-1	X						218	32318	32318-3-1	X
79	31801	31801-97-1	X						219	32318	32318-13-1	X
80	31801	31801-31-1	X						220	32318	32318-8-1	X
81	31801	31801-61-1	X						221	32318	32318-7-1	X
82	31801	31801-125-1	X						222	32318	32318-4-1	X
83	31801	31801-74-1	X						223	32318	32318-14-1	X
84	31801	31801-87-1	X						224	32357	32357-12-1	X
85	31801	31801-99-1	X						225	32357	32357-4-1	X
86	31801	31801-68-1	X						226	32357	32357-1-1	X
87	31801	31801-112-1	X						227	32357	32357-10-1	X
88	31801	31801-34-1	X						228	32376	32376-5-1	X
89	31801	31801-24-1	X						229	32376	32376-2-1	X
90	31801	31801-104-1	X						230	32376	32376-8-1	X
91	31801	31801-18-1	X						231	32376	32376-9-1	X
92	31801	31801-15-1	X						232	32376	32376-7-1	X
93	31801	31801-128-1	X						233	32423	32423-3-1	X
94	31801	31801-4-1	X						234	32423	32423-7-1	X
95	31801	31801-13-1	X						235	32423	32423-4-1	X
96	31801	31801-54-1	X						236	32423	32423-2-1	X
97	31801	31801-114-1	X						237	32552	32552-7-1	X
98	31801	31801-6-1	X				X		238	32552	32552-1-1	X
99	31801	31801-127-1	X						239	32563	32563-16-1	X
100	31801	31801-37-1	X						240	32563	32563-9-1	X
101	31801	31801-16-1	X						241	32563	32563-13-1	X
102	31801	31801-45-1	X						242	32563	32563-6-1	X
103	31801	31801-29-1	X						243	32563	32563-15-1	X
104	31801	31801-88-1	X						244	32563	32563-3-1	X
105	31801	31801-119-1	X						245	32599	32599-3-1	X
106	31801	31801-1-1	X						246	32599	32599-2-1	X
107	31801	31801-59-1	X						247	32599	32599-1-1	X
108	31801	31801-12-1	X						248	32611	32611-31-1	X
109	31801	31801-27-1	X						249	32611	32611-26-1	X
110	31801	31801-115-1	X						250	32611	32611-16-1	X
111	31801	31801-66-1	X						251	32611	32611-10-1	X
112	31802	31802-46-1	X						252	32611	32611-19-1	X
113	31802	31802-106-1	X						253	32611	32611-17-1	X
114	31802	31802-64-1	X						254	32611	32611-9-1	X
115	31802	31802-87-1	X						255	32611	32611-30-1	X
116	31802	31802-112-1	X						256	32611	32611-22-1	X
117	31802	31802-72-1	X						257	32611	32611-13-1	X
118	31802	31802-85-1	X						258	32611	32611-18-1	X
119	31802	31802-86-1	X						259	32617	32617-3-1	X
120	31802	31802-34-1	X						260	32617	32617-2-1	X
121	31802	31802-90-1	X						261	32750	32750-7-1	X
122	31802	31802-133-1	X						262	32750	32750-9-1	X
123	31802	31802-53-1	X						263	32750	32750-6-1	X
124	31802	31802-113-1	X						264	32750	32750-10-1	X
125	31802	31802-83-1	X						265	32750	32750-15-1	X
126	31802	31802-45-1	X						266	32750	32750-13-1	X
127	31802	31802-37-1	X						267	32750	32750-12-1	X
128	31802	31802-109-1	X						268	33051	33051-21-1	X
129	31802	31802-102-1	X						269	33051	33051-12-1	X
130	31802	31802-38-1	X						270	33051	33051-11-1	X
131	31802	31802-127-1	X						271	33051	33051-15-1	X
132	31802	31802-17-1	X						272	33051	33051-18-1	X
133	31802	31802-97-1	X						273	33051	33051-20-1	X
134	31802	31802-10-1	X						274	33051	33051-22-1	X
135	31802	31802-14-1	X						275	33051	33051-23-1	X
136	31802	31802-57-1	X						276	33103	33103-19-1	X
137	31802	31802-54-1	X						277	33103	33103-7-1	X
138	31802	31802-32-1	X						278	33103	33103-20-1	X
139	31802	31802-74-1	X						279	33103	33103-8-1	X
140	31802	31802-132-1	X						280	33103	33103-2-1	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Removed Sample Property	Not Reviewed Sample Property	Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Removed Sample Property	Not Reviewed Sample Property
281	33103	33103-15-1	X		421	600011024	600011024-4-1	X
282	31343	31343-15-1		X	422	600011024	600011024-20-1	X
283	31343	31343-13-1		X	423	600011024	600011024-3-1	X
284	31343	31343-5-1		X	424	600011191	600011191-1-1	X
285	31343	31343-11-1		X	425	600011586	600011586-3-1	X
286	31343	31343-6-1		X	426	600011586	600011586-1-1	X
287	31343	31343-9-1		X	427	600011586	600011586-2-1	X
288	31817	31817-20-1		X	428	600012515	600012515-2-1	X
289	31817	31817-22-1		X	429	600012515	600012515-3-1	X
290	31817	31817-9-1		X	430	600012515	600012515-7-1	X
291	31817	31817-15-1		X	431	600012515	600012515-11-1	X
292	31817	31817-2-1		X	432	600012515	600012515-5-1	X
293	31817	31817-13-1		X	433	600012515	600012515-8-1	X
294	31946	31946-19-1		X	434	600012515	600012515-9-1	X
295	31946	31946-17-1		X	435	31477	31477-5-1		X
296	31946	31946-11-1		X	436	31477	31477-4-1		X
297	31946	31946-21-1		X	437	31585	31585-2-1		X
298	31946	31946-20-1		X	438	31585	31585-25-1		X
299	31946	31946-15-1		X	439	31585	31585-6-1		X
300	31960	31960-5-1		X	440	31585	31585-27-1		X
301	31960	31960-9-1		X	441	31585	31585-26-1		X
302	31960	31960-10-1		X	442	31585	31585-33-1		X
303	32275	32275-40-1		X	443	31585	31585-22-1		X
304	32275	32275-39-1		X	444	31585	31585-32-1		X
305	32275	32275-62-1		X	445	31585	31585-38-1		X
306	32275	32275-27-1		X	446	31585	31585-28-1		X
307	32275	32275-34-1		X	447	31585	31585-19-1		X
308	32275	32275-50-1		X	448	31727	31727-8-1		X
309	32275	32275-46-1		X	449	31727	31727-9-1		X
310	32275	32275-37-1		X	450	31727	31727-10-1		X
311	32275	32275-60-1		X	451	31727	31727-16-1		X
312	32275	32275-47-1		X	452	31727	31727-12-1		X
313	32275	32275-5-1		X	453	31807	31807-3-1		X
314	32275	32275-70-1		X	454	31807	31807-9-1		X
315	32275	32275-11-1		X	455	31807	31807-16-1		X
316	32275	32275-7-1		X	456	31807	31807-10-1		X
317	32275	32275-55-1		X	457	31807	31807-12-1		X
318	32275	32275-21-1		X	458	32525	32525-23-1		X
319	32275	32275-59-1		X	459	32525	32525-292-1		X
320	32275	32275-65-1		X	460	32525	32525-29-1		X
321	32292	32292-8-1		X	461	32525	32525-222-1		X
322	32292	32292-5-1		X	462	32525	32525-269-1		X
323	32315	32315-1-1		X	463	32525	32525-303-1		X
324	32368	32368-6-1		X	464	32525	32525-357-1		X
325	32368	32368-15-1		X	465	32525	32525-204-1		X
326	32368	32368-22-1		X	466	32525	32525-321-1		X
327	32368	32368-31-1		X	467	32525	32525-97-1		X
328	32368	32368-8-1		X	468	32525	32525-242-1		X
329	32368	32368-3-1		X	469	32525	32525-286-1		X
330	32368	32368-20-1		X	470	32525	32525-235-1		X
331	32368	32368-2-1		X	471	32525	32525-9-1		X
332	32368	32368-19-1		X	472	32525	32525-236-1		X
333	32427	32427-6-1		X	473	32525	32525-31-1		X
334	32427	32427-2-1		X	474	32525	32525-92-1		X
335	32427	32427-4-1		X	475	32525	32525-228-1		X
336	32427	32427-5-1		X	476	32525	32525-290-1		X
337	32529	32529-4-1		X	477	32525	32525-371-1		X
338	32529	32529-6-1		X	478	32525	32525-248-1		X
339	32580	32580-4-1		X	479	32525	32525-377-1		X
340	32580	32580-2-1		X	480	32525	32525-28-1		X
341	32580	32580-5-1		X	481	32525	32525-143-1		X
342	32580	32580-1-1		X	482	32525	32525-299-1		X
343	32580	32580-6-1		X	483	32525	32525-157-1		X
344	32587	32587-8-1		X	484	32525	32525-278-1		X
345	32587	32587-3-1		X	485	32525	32525-128-1		X
346	32587	32587-4-1		X	486	32525	32525-10-1		X
347	32618	32618-1-1		X	487	32525	32525-67-1		X
348	32618	32618-10-1		X	488	32525	32525-406-1		X
349	32618	32618-18-1		X	489	32525	32525-384-1		X
350	32618	32618-25-1		X	490	32525	32525-44-1		X
351	32618	32618-17-1		X	491	32525	32525-40-1		X
352	32618	32618-16-1		X	492	32525	32525-402-1		X
353	32618	32618-6-1		X	493	32525	32525-265-1		X
354	32618	32618-8-1		X	494	32525	32525-372-1		X
355	32618	32618-15-1		X	495	32525	32525-318-1		X
356	32618	32618-24-1		X	496	32525	32525-339-1		X
357	32715	32715-7-1		X	497	32525	32525-176-1		X
358	32715	32715-1-1		X	498	32525	32525-108-1		X
359	32715	32715-5-1		X	499	32525	32525-367-1		X
360	32715	32715-4-1		X	500	32525	32525-313-1		X
361	32715	32715-6-1		X	501	32525	32525-19-1		X
362	32715	32715-3-1		X	502	32525	32525-11-1		X
363	32715	32715-2-1		X	503	32525	32525-379-1		X
364	32988	32988-93-1		X	504	32525	32525-289-1		X
365	32988	32988-97-1		X	505	32525	32525-400-1		X
366	32988	32988-36-1		X	506	32525	32525-240-1		X
367	32988	32988-14-1		X	507	32525	32525-416-1		X
368	32988	32988-31-1		X	508	32525	32525-202-1		X
369	32988	32988-33-1		X	509	32525	32525-114-1		X
370	32988	32988-77-1		X	510	32525	32525-258-1		X
371	32988	32988-59-1		X	511	32525	32525-284-1		X
372	32988	32988-67-1		X	512	32525	32525-130-1		X
373	32988	32988-55-1		X	513	32525	32525-127-1		X
374	32988	32988-45-1		X	514	32525	32525-8-1		X
375	32988	32988-65-1		X	515	32525	32525-252-1		X
376	32988	32988-25-1		X	516	32525	32525-17-1		X
377	32988	32988-38-1		X	517	32525	32525-33-1		X
378	32988	32988-48-1		X	518	32525	32525-183-1		X
379	32988	32988-57-1		X	519	32525	32525-306-1		X
380	32988	32988-49-1		X	520	32525	32525-364-1		X
381	32988	32988-9-1		X	521	32525	32525-181-1		X
382	32988	32988-32-1		X	522	32525	32525-105-1		X
383	32988	32988-23-1		X	523	32525	32525-205-1		X
384	32988	32988-52-1		X	524	32525	32525-196-1		X
385	32988	32988-54-1		X	525	32525	32525-319-1		X
386	32988	32988-13-1		X	526	32525	32525-102-1		X
387	32988	32988-17-1		X	527	32525	32525-178-1		X
388	32988	32988-26-1		X	528	32525	32525-320-1		X
389	32988	32988-78-1		X	529	32525	32525-138-1		X
390	32988	32988-18-1		X	530	32525	32525-325-1		X
391	32988	32988-89-1		X	531	32525	32525-184-1		X
392	32989	32989-5-1		X	532	32525	32525-69-1		X
393	32989	32989-1-1		X	533	32525	32525-262-1		X
394	33049	33049-5-1		X	534	32525	32525-347-1		X
395	33049	33049-6-1		X	535	32525	32525-161-1		X
396	33061	33061-15-1		X	536	32525	32525-311-1		X
397	33061	33061-16-1		X	537	32525	32525-291-1		X
398	33061	33061-28-1		X	538	32525	32525-351-1		X
399	33061	33061-19-1		X	539	32525	32525-164-1		X
400	33061	33061-8-1		X	540	32525	32525-356-1		X
401	33061	33061-5-1		X	541	32525	32525-348-1		X
402	33061	33061-18-1		X	542	32525	32525-147-1		X
403	33066	33066-1-1		X	543	32525	32525-135-1		X
404	600011024	600011024-1-1		X	544	32525	32525-414-1		X
405	600011024	600011024-18-1		X	545	32525	32525-107-1		X
406	600011024	600011024-16-1		X	546	32525	32525-89-1		X
407	600011024	600011024-17-1		X	547	32525	32525-26-1		X
408	600011024	600011024-13-1		X	548	32525	32525-186-1		X
409	600011024	600011024-15-1		X	549	32525	32525-168-1		X
410	600011024	600011024-14-1		X	550	32525	32525-120-1		X
411	600011024	600011024-6-1		X	551	32525	32525-334-1		X
412	600011024	600011024-10-1		X	552	32525	32525-59-1		X
413	600011024	600011024-9-1		X	553	32525	32525-155-1		X
414	600011024	600011024-12-1		X	554	32525	32525-275-1		X
415	600011024	600011024-7-1		X	555	32525	32525-247-1		X
416	600011024	600011024-8-1		X	556	32525	32525-177-1		X
417	600011024	600011024-11-1		X	557	32525	32525-343-1		X
418	600011024	600011024-19-1		X	558	32525	32525-174-1		X
419	600011024	600011024-2-1		X	559	32525	32525-396-1		X
420	600011024	600011024-5-1		X	560	32525	32525-219-1		X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Removed Sample Property	Not Reviewed Sample Property	Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Removed Sample Property	Not Reviewed Sample Property
561	32525	32525-266-1	X	701	600010444	600010444-1-1	X
562	32525	32525-124-1	X	702	600010444	600010444-14-1	X
563	32582	32582-8-1	X	703	600010444	600010444-16-1	X
564	32582	32582-5-1	X	704	600010498	600010498-23-1	X
565	32582	32582-2-1	X	705	600010498	600010498-13-1	X
566	32582	32582-21-1	X	706	600010498	600010498-3-1	X
567	32582	32582-36-1	X	707	600010498	600010498-28-1	X
568	32582	32582-34-1	X	708	600010498	600010498-10-1	X
569	32582	32582-25-1	X	709	600010498	600010498-12-1	X
570	32582	32582-16-1	X	710	600010498	600010498-20-1	X
571	32582	32582-14-1	X	711	600010498	600010498-8-1	X
572	32582	32582-12-1	X	712	600010498	600010498-2-1	X
573	32582	32582-20-1	X	713	600010746	600010746-5-1	X
574	32582	32582-11-1	X	714	600010746	600010746-2-1	X
575	32582	32582-41-1	X	715	600010754	600010754-3-1	X
576	32582	32582-18-1	X	716	600010754	600010754-2-1	X
577	32582	32582-37-1	X	717	600010754	600010754-6-1	X
578	32582	32582-4-1	X	718	600010754	600010754-1-1	X
579	32582	32582-26-1	X	719	600010754	600010754-5-1	X
580	32582	32582-22-1	X	720	600010754	600010754-4-1	X
581	32582	32582-13-1	X	721	600010872	600010872-7-1	X
582	32582	32582-17-1	X	722	600010872	600010872-5-1	X
583	32582	32582-6-1	X	723	600010872	600010872-6-1	X
584	32582	32582-1-1	X	724	600010900	600010900-5-1	X
585	32582	32582-7-1	X	725	600010900	600010900-14-1	X
586	32596	32596-1-1	X	726	600010900	600010900-11-1	X
587	32596	32596-9-1	X	727	600010900	600010900-2-1	X
588	32596	32596-4-1	X	728	600010900	600010900-7-1	X
589	32596	32596-11-1	X	729	600010900	600010900-9-1	X
590	32596	32596-2-1	X	730	600011157	600011157-4-1	X
591	32596	32596-6-1	X	731	600011157	600011157-3-1	X
592	32749	32749-22-1	X	732	600011157	600011157-2-1	X
593	32749	32749-68-1	X	733	600011460	600011460-11-1	X
594	32749	32749-44-1	X	734	600011460	600011460-9-1	X
595	32749	32749-13-1	X	735	600011460	600011460-14-1	X
596	32749	32749-65-1	X	736	600011460	600011460-10-1	X
597	32749	32749-4-1	X	737	600011460	600011460-1-1	X
598	32749	32749-95-1	X	738	600011772	600011772-52-1	X		X
599	32749	32749-32-1	X	739	600011772	600011772-114-1	X		X
600	32749	32749-25-1	X	740	600011772	600011772-192-1	X		X
601	32749	32749-75-1	X	741	600011772	600011772-215-1	X		X
602	32749	32749-14-1	X	742	600011772	600011772-58-1	X		X
603	32749	32749-45-1	X	743	600011772	600011772-243-1	X		X
604	32749	32749-55-1	X	744	600011772	600011772-227-1	X		X
605	32749	32749-21-1	X	745	600011772	600011772-13-1	X		X
606	32749	32749-27-1	X	746	600011772	600011772-164-1	X		X
607	32749	32749-49-1	X	747	600011772	600011772-56-1	X		X
608	32749	32749-74-1	X	748	600011772	600011772-191-1	X		X
609	32749	32749-77-1	X	749	600011772	600011772-37-1	X		X
610	32749	32749-31-1	X	750	600011772	600011772-72-1	X		X
611	32749	32749-17-1	X	751	600011772	600011772-173-1	X		X
612	32749	32749-63-1	X	752	600011772	600011772-10-1	X		X
613	32749	32749-87-1	X	753	600011772	600011772-122-1	X		X
614	32749	32749-47-1	X	754	600011772	600011772-134-1	X		X
615	32749	32749-86-1	X	755	600011772	600011772-67-1	X		X
616	32749	32749-48-1	X	756	600011772	600011772-101-1	X		X
617	32749	32749-73-1	X	757	600011772	600011772-199-1	X		X
618	32749	32749-10-1	X	758	600011772	600011772-244-1	X		X
619	32749	32749-90-1	X	759	600011772	600011772-186-1	X		X
620	32749	32749-3-1	X	760	600011772	600011772-22-1	X		X
621	32749	32749-79-1	X	761	600011772	600011772-226-1	X		X
622	32749	32749-92-1	X	762	600011772	600011772-123-1	X		X
623	32749	32749-6-1	X	763	600011772	600011772-7-1	X		X
624	32835	32835-20-1	X	764	600011772	600011772-91-1	X		X
625	32835	32835-31-1	X	765	600011772	600011772-29-1	X		X
626	32835	32835-18-1	X	766	600011772	600011772-108-1	X		X
627	32835	32835-13-1	X	767	600011772	600011772-229-1	X		X
628	32835	32835-9-1	X	768	600011772	600011772-153-1	X		X
629	32835	32835-26-1	X	769	600011772	600011772-88-1	X		X
630	32835	32835-30-1	X	770	600011772	600011772-115-1	X		X
631	32835	32835-27-1	X	771	600011772	600011772-82-1	X		X
632	32835	32835-12-1	X	772	600011772	600011772-18-1	X		X
633	32835	32835-5-1	X	773	600011772	600011772-39-1	X		X
634	32835	32835-7-1	X	774	600011772	600011772-73-1	X		X
635	32835	32835-25-1	X	775	600011772	600011772-236-1	X		X
636	32835	32835-2-1	X	776	600011772	600011772-76-1	X		X
637	32835	32835-14-1	X	777	600011772	600011772-69-1	X		X
638	32835	32835-23-1	X	778	600011772	600011772-251-1	X		X
639	32835	32835-8-1	X	779	600011772	600011772-155-1	X		X
640	32835	32835-24-1	X	780	600011772	600011772-183-1	X		X
641	32835	32835-21-1	X	781	600011772	600011772-113-1	X		X
642	32835	32835-1-1	X	782	600011772	600011772-172-1	X		X
643	32835	32835-6-1	X	783	600011772	600011772-107-1	X		X
644	32835	32835-10-1	X	784	600011772	600011772-154-1	X		X
645	32835	32835-29-1	X	785	600011772	600011772-78-1	X		X
646	32835	32835-22-1	X	786	600011772	600011772-250-1	X		X
647	32835	32835-16-1	X	787	600011772	600011772-127-1	X		X
648	32835	32835-15-1	X	788	600011772	600011772-32-1	X		X
649	32835	32835-17-1	X	789	600011772	600011772-25-1	X		X
650	32835	32835-19-1	X	790	600011772	600011772-109-1	X		X
651	32835	32835-3-1	X	791	600011772	600011772-100-1	X		X
652	32835	32835-28-1	X	792	600011772	600011772-228-1	X		X
653	32848	32848-8-1	X	793	600011772	600011772-35-1	X		X
654	32848	32848-14-1	X	794	600011772	600011772-38-1	X		X
655	32848	32848-13-1	X	795	600011772	600011772-11-1	X		X
656	32848	32848-11-1	X	796	600011772	600011772-213-1	X		X
657	32848	32848-25-1	X	797	600011772	600011772-61-1	X		X
658	32848	32848-27-1	X	798	600011772	600011772-6-1	X		X
659	32848	32848-28-1	X	799	600011772	600011772-99-1	X		X
660	32848	32848-4-1	X	800	600011772	600011772-96-1	X		X
661	32848	32848-16-1	X	801	600011772	600011772-87-1	X		X
662	32962	32962-11-1	X	802	600011772	600011772-169-1		X
663	32962	32962-4-1	X	803	600011772	600011772-58-1		X
664	32962	32962-5-1	X	804	600011772	600011772-171-1		X
665	32962	32962-9-1	X	805	600011772	600011772-178-1		X
666	32962	32962-8-1	X	806	600011772	600011772-61-1		X
667	32998	32998-8-1	X	807	600011772	600011772-47-1		X
668	32998	32998-2-1	X	808	600011772	600011772-130-1		X
669	32998	32998-6-1	X	809	600011772	600011772-198-1		X
670	32998	32998-3-1	X	810	600011772	600011772-27-1		X
671	32998	32998-9-1	X	811	600011772	600011772-140-1		X
672	32998	32998-10-1	X	812	600011772	600011772-117-1		X
673	32998	32998-1-1	X	813	600011772	600011772-95-1		X
674	32998	32998-7-1	X	814	600011772	600011772-158-1		X
675	32998	32998-5-1	X	815	600011772	600011772-127-1		X
676	33090	33090-1-1	X	816	600011772	600011772-52-1		X
677	33090	33090-2-1	X	817	600011772	600011772-81-1		X
678	33097	33097-22-1	X	818	600011772	600011772-32-1		X
679	33097	33097-4-1	X	819	600011772	600011772-200-1		X
680	33097	33097-29-1	X	820	600011772	600011772-48-1		X
681	33097	33097-8-1	X	821	600011772	600011772-11-1		X
682	33097	33097-3-1	X	822	600011772	600011772-183-1		X
683	33097	33097-6-1	X	823	600011772	600011772-83-1		X
684	33097	33097-23-1	X	824	600011772	600011772-104-1		X
685	33097	33097-30-1	X	825	600011772	600011772-188-1		X
686	33119	33119-6-1	X	826	600011772	600011772-193-1		X
687	33119	33119-3-1	X	827	600011772	600011772-204-1		X
688	33119	33119-11-1	X	828	600011772	600011772-232-1		X
689	33221	33221-6-1	X	829	600011772	600011772-231-1		X
690	33221	33221-11-1	X	830	600011772	600011772-17-1		X
691	33221	33221-8-1	X	831	600011772	600011772-172-1		X
692	33221	33221-2-1	X	832	600011772	600011772-66-1		X
693	33221	33221-20-1	X	833	600011772	600011772-230-1		X
694	33221	33221-7-1	X	834	600011772	600011772-203-1		X
695	33221	33221-5-1	X	835	600011772	600011772-241-1		X
696	600010051	600010051-1-1	X	836	600011772	600011772-160-1		X
697	600010051	600010051-5-1	X	837	600011772	600011772-210-1		X
698	600010130	600010130-7-1	X	838	600011772	600011772-131-1		X
699	600010130	600010130-4-1	X	839	600011772	600011772-136-1		X
700	600010444	600010444-3-1	X	840	600011772	600011772-91-1		X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Removed Sample Property	Not Reviewed Sample Property	Sample Property Number	Loan ID	Property Unit ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Removed Sample Property	Not Reviewed Sample Property
841	600011772	600011772-101-1	X	854	600011772	600011772-54-1	X
842	600011772	600011772-234-1	X	855	600011772	600011772-109-1	X
843	600011772	600011772-75-1	X	856	600011772	600011772-142-1	X
844	600011772	600011772-220-1	X	857	600011772	600011772-249-1	X
845	600011772	600011772-40-1	X	858	600011772	600011772-115-1	X
846	600011772	600011772-242-1	X	859	600011772	600011772-22-1	X
847	600011772	600011772-145-1	X	860	600011772	600011772-225-1	X
848	600011772	600011772-16-1	X	861	600011772	600011772-99-1	X
849	600011772	600011772-153-1	X	862	600011772	600011772-218-1	X
850	600011772	600011772-233-1	X	863	600011772	600011772-164-1	X
851	600011772	600011772-44-1	X	864	600011772	600011772-144-1	X
852	600011772	600011772-195-1	X	865	600011772	600011772-166-1	X
853	600011772	600011772-62-1	X

Exhibit 2 to Attachment A

Property Sampling Schedule

Mortgage Loan Population	Loan ID provided by CoreVest

Preliminary Mortgage Loans 1	29362
30755
31496
31612
31634
31694
31695
31700
31739
31801
31802
31840
31884
31980
32013
32087
32216
32246
32310
32318
32357
32376
32423
32552
32563
32599
32611
32617
32750
33051
33103

Preliminary Mortgage Loans 2	31343
31817
31946
31960
32275
32292
32315

Exhibit 2 to Attachment A

Mortgage Loan Population	Loan ID provided by CoreVest

Preliminary Mortgage Loans 2	32368
(continued)	32427
32529
32580
32587
32618
32715
32988
32989
33049
33061
33066
600011024
600011191
600011586
600012515

Preliminary Mortgage Loans 3	31477
31585
31727
31807
32525
32582
32596
32749
32835
32848
32962
32998
33090
33097
33119
33221
600010051
600010130
600010444
600010498
600010746
600010754
600010872
600010900

Exhibit 2 to Attachment A

Mortgage Loan Population	Loan ID provided by CoreVest

Preliminary Mortgage Loans 3	600011157
(continued)	600011460
600011772

Preliminary Mortgage Loan 4	600011772

Exhibit 3 to Attachment A

Base Property Sample Characteristics and Property Source Documents

Base Property Sample Characteristic	Property Source Document(s)	Notes

Address (Street)	Appraisal or BPO	1., 2., 3.
City	Appraisal or BPO	1., 2.
Cut-Off Date Valuation Date	Appraisal or BPO	1., 2.
Cut-Off Date Valuation Type	Appraisal or BPO	1., 2., 4.
Cut-Off Date Value	(a) Appraisal or BPO or (b) Appraisal and recalculation	1., 2.
Number Bedrooms	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 5.
Number of Bathrooms	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 6.
Number of Units	Appraisal or BPO	1., 2.
Property Type	Appraisal or BPO	1., 2., 7.
State	Appraisal or BPO	1., 2.
Swimming Pool (Y/N)	Appraisal or BPO	1., 2., 8.
Total Square Footage	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 9.
Year Built	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 10.
Zip Code	Appraisal or BPO	1., 2.

Notes:

1.
For each Sample Property for which CoreVest, on behalf of the Depositor, provided more than one Appraisal and/or BPO Property Source Document, CoreVest, on behalf of the Depositor, instructed us to use the Appraisal and/or BPO Property Source Document with the most recent valuation date.

2.
With respect to certain Sample Properties, the applicable Property Source Document contains conflicting information relating to certain Base Property Sample Characteristics.  For such Sample Properties, CoreVest, on behalf of the Depositor, instructed us to note agreement if the information on the Property Data File for a Base Property Sample Characteristic agreed with any of the information on the corresponding Property Source Document which relates to such Base Property Sample Characteristic.  We performed no procedures to reconcile any conflicting information which exists on the Property Source Documents for any of the Base Property Sample Characteristics.

3.
For the purpose of comparing the “Address (Street)” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, instructed us to ignore differences that are due to truncation, abbreviation or punctuation.

Exhibit 3 to Attachment A

Notes: (continued)

4.
CoreVest, on behalf of the Depositor, indicated that the four possible values for the “Cut‑Off Date Valuation Type” Base Property Sample Characteristic are “Appraisal,” “Exterior Appraisal,” “Exterior RAR” and “Interior RAR.”  For the purpose of comparing the “Cut‑Off Date Valuation Type” Base Property Sample Characteristic for each Sample Property where the applicable Property Source Document did not specifically state “Appraisal,” “Exterior Appraisal,” “Exterior RAR” or “Interior RAR,” CoreVest, on behalf of the Depositor, instructed us to use “Interior RAR.”

5.	For the purpose of comparing the “Number Bedrooms” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Number Bedrooms,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
i.	Recalculate the “Number Bedrooms” for the Sample Property as the sum of the “Number Bedrooms” for all units corresponding to such Sample Property, as shown on the Property Data File, and
ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

6.	For the purpose of comparing the “Number of Bathrooms” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Number of Bathrooms,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
i.	Recalculate the “Number of Bathrooms” for the Sample Property as the sum of the “Number of Bathrooms” for all units corresponding to such Sample Property, as shown on the Property Data File, and
ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

Exhibit 3 to Attachment A

Notes: (continued)

7.
For the purpose of comparing the “Property Type” Base Property Sample Characteristic for each Sample Property with an attached unit or a semi-attached unit with a design style of “row house,” “colonial,” “duplex” or “twin,” as shown in the applicable Property Source Document, CoreVest, on behalf of the Depositor, instructed us to use “townhome.”

8.
For the purpose of comparing the “Swimming Pool (Y/N)” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state if the Sample Property has a swimming pool, CoreVest, on behalf of the Depositor, instructed us to use “N.”

9.	For the purpose of comparing the “Total Square Footage” Base Property Sample Characteristic for each Sample Property, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Total Square Footage,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
i.	Recalculate the “Total Square Footage” for the Sample Property as the sum of the “Total Square Footage” for all units corresponding to such Sample Property, as shown on the Property Data File, and
ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

10.
For the purpose of comparing the “Year Built” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state the year built, CoreVest, on behalf of the Depositor, instructed us to recalculate the “Year Built” of each Sample Property by subtracting the property age (in years), as shown in the applicable Property Source Document, from the year of the “Cut‑Off Date Valuation Date,” as shown on the Property Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes above.

Exhibit 4 to Attachment A

Sample Property Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

8	Cut-Off Date Valuation Date	6/9/2020	6/8/2020

33	Property Type	SFR	Townhome

34	Property Type	SFR	Townhome

36	Property Type	SFR	Townhome

42	Property Type	SFR	Townhome

46	Address (Street)	[Redacted]	[Redacted]

51	Total Square Footage	3,172.00	3,100.00

52	Address (Street)	[Redacted]	[Redacted]

63	Total Square Footage	3,172.00	3,100.00

66	Cut-Off Date Valuation Type	Exterior Appraisal	Appraisal

67	Total Square Footage	12,834.00	12,825.00

69	Address (Street)	[Redacted]	[Redacted]

70	Total Square Footage	9,516.00	11,298.00

71	Total Square Footage	6,903.00	6,900.00

72	Total Square Footage	6,096.00	6,098.00

73	Number Bedrooms	12	10

74	Property Type	SFR	Townhome

77	Cut-Off Date Valuation Type	Exterior Appraisal	Appraisal

78	Property Type	SFR	Townhome

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

82	Cut-Off Date Valuation Type	Exterior Appraisal	Appraisal

85	Property Type	SFR	Townhome

88	Property Type	SFR	Townhome

106	Cut-Off Date Valuation Type	Exterior Appraisal	Appraisal

107	Property Type	SFR	Townhome

110	Cut-Off Date Valuation Type	Exterior Appraisal	Appraisal

112	Property Type	SFR	Townhome

113	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

115	Year Built	1966	1996

117	Property Type	SFR	Townhome

122	Property Type	SFR	Townhome

130	Property Type	SFR	Townhome

131	Cut-Off Date Valuation Type	Exterior Appraisal	Appraisal
	Property Type	SFR	Townhome

132	Property Type	SFR	Townhome

140	Cut-Off Date Valuation Date	6/6/2020	6/7/2020

142	Property Type	SFR	Townhome

143	Cut-Off Date Valuation Type	Exterior Appraisal	Appraisal

147	Property Type	SFR	Townhome

148	Property Type	SFR	Townhome

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

149	Property Type	SFR	Townhome

150	Cut-Off Date Valuation Type	Exterior Appraisal	Appraisal

153	Cut-Off Date Valuation Date	3/17/2020	3/18/2020

179	Cut-Off Date Valuation Date	6/10/2020	6/11/2020

181	Cut-Off Date Valuation Date	6/10/2020	6/11/2020

188	Address (Street)	[Redacted]	[Redacted]
	City	New Haven	West Haven
	Cut-Off Date Valuation Type	Appraisal	Exterior Appraisal
	Cut-Off Date Value	$187,500.00	$150,000.00
	Number Bedrooms	3	2
	Number of Bathrooms	2.5	1
	Property Type	SFR	Condo
	Total Square Footage	1,415.00	1,093.00
	Year Built	1920	1966

193	Property Type	Townhome	Condo

197	Property Type	SFR	Townhome

199	Property Type	SFR	Townhome

236	Address (Street)	[Redacted]	[Redacted]

240	Cut-Off Date Valuation Date	NA-Unit	6/12/2020
	Total Square Footage	1,138.00	1,129.00
	Year Built	1930	1920

241	Cut-Off Date Valuation Date	6/6/2020	6/5/2020

243	Address (Street)	[Redacted]	[Redacted]
	Total Square Footage	3,400.00	2,434.00
	Year Built	1930	2020

257	Cut-Off Date Value	$88,000.00	$100,000.00

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

258	Property Type	SFR	Townhome

273	Property Type	SFR	Townhome

291	Address (Street)	[Redacted]	[Redacted]

314	Year Built	2019	2020

326	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR

328	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR
	Total Square Footage	1,097.00	1,062.00

330	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR

343	Cut-Off Date Valuation Date	7/10/2020	7/8/2020

360	Cut-Off Date Valuation Date	7/17/2020	4/18/2020

362	Cut-Off Date Valuation Date	7/22/2020	4/23/2020

393	Property Type	Townhome	Condo

400	Property Type	SFR	Townhome

401	Property Type	SFR	Townhome

402	Property Type	SFR	Townhome

403	Total Square Footage	30,832.00	30,820.00

413	Total Square Footage	16,640.00	12,480.00

417	Zip Code	06706	06708

425	Property Type	Townhome	Condo

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

430	Total Square Footage	3,815.00	2,735.00
	Number Bedrooms	9	6
	Number of Bathrooms	4.5	3

434	Swimming Pool (Y/N)	Y	N

464	Year Built	2019	2020

477	Cut-Off Date Valuation Date	4/17/2020	4/14/2020
	Total Square Footage	1,687.00	1,800.00
	Year Built	2019	2020

480	Year Built	2019	2020

481	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

483	Cut-Off Date Valuation Type	Interior RAR	Exterior Appraisal
	Total Square Footage	1,777.00	1,799.00

487	Cut-Off Date Valuation Date	4/17/2020	4/25/2020
	Year Built	2019	2020

488	Cut-Off Date Valuation Type	Appraisal	Exterior RAR

490	Year Built	2019	2020

492	Cut-Off Date Valuation Date	4/10/2020	5/5/2020
	Total Square Footage	1,687.00	1,764.00
	Year Built	2019	2020

496	Year Built	2019	2020

497	Cut-Off Date Valuation Date	4/16/2020	4/19/2020
	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR
	Total Square Footage	1,870.00	1,847.00

502	Year Built	2019	2020

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

505	Cut-Off Date Valuation Date	4/10/2020	5/5/2020
	Cut-Off Date Valuation Type	Exterior Appraisal	Exterior RAR
	Total Square Footage	1,777.00	1,815.00
	Year Built	2019	2020

507	Cut-Off Date Valuation Type	Appraisal	Exterior Appraisal

508	Total Square Footage	1,847.00	1,846.00
	Year Built	2019	2020

510	Cut-Off Date Valuation Date	4/18/2020	4/10/2020
	Cut-Off Date Valuation Type	Exterior Appraisal	Exterior RAR
	Total Square Footage	1,853.00	1,700.00
	Year Built	2019	2020

514	Year Built	2019	2020

521	Total Square Footage	1,847.00	1,838.00
	Year Built	2019	2020

523	Total Square Footage	1,589.00	1,651.00
	Year Built	2019	2020

525	Cut-Off Date Valuation Date	4/16/2020	4/27/2020

527	Cut-Off Date Valuation Date	4/8/2020	4/15/2020
	Total Square Footage	1,777.00	1,782.00
	Year Built	2019	2020
	Zip Code	77493	77449

529	Cut-Off Date Valuation Type	Interior RAR	Appraisal

530	Cut-Off Date Valuation Date	4/16/2020	4/27/2020

531	Year Built	2019	2020

535	Cut-Off Date Valuation Date	4/9/2020	4/11/2020
	Total Square Footage	2,039.00	2,190.00

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

542	Total Square Footage	2,039.00	2,190.00
	Cut-Off Date Valuation Date	4/10/2020	4/11/2020

543	Cut-Off Date Valuation Type	Interior RAR	Appraisal

545	Year Built	2020	2019

548	Cut-Off Date Valuation Date	4/16/2020	4/28/2020
	Total Square Footage	1,589.00	1,650.00

549	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

551	Year Built	2019	2018

553	Cut-Off Date Valuation Type	Interior RAR	Exterior Appraisal
	Total Square Footage	1,777.00	1,799.00

556	Total Square Footage	1,687.00	2,043.00
	Year Built	2019	2020

558	Total Square Footage	1,407.00	1,444.00
	Year Built	2019	2020

559	Year Built	2019	2020

560	Address (Street)	[Redacted]	[Redacted]

561	Cut-Off Date Valuation Type	Exterior Appraisal	Appraisal

567	Number Bedrooms	6	5
	Total Square Footage	2,250.00	1,800.00

569	Number Bedrooms	7	8
	Total Square Footage	4,076.00	4,038.00

574	Number of Bathrooms	4	3
	Total Square Footage	3,562.00	3,555.00

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

575	Number Bedrooms	6	5
	Number of Bathrooms	4	3
	Number of Units	4	3
	Total Square Footage	2,244.00	1,672.00

579	Total Square Footage	2,076.00	2,220.00
	Number Bedrooms	5	6

593	Zip Code	60609	60016

594	Total Square Footage	3,159.00	3,606.00

596	Zip Code	60609	60478

598	Total Square Footage	1,080.00	1,076.00
	Zip Code	60621	60620

604	Total Square Footage	774	800
	Year Built	1913	1911

607	Number Bedrooms	2	1
	Total Square Footage	498.00	600.00
	Year Built	1913	1911

610	Total Square Footage	846.00	800.00
	Year Built	1972	1971

613	Zip Code	60004	60477

615	City	Chicago	Elmwood Park
	Zip Code	60477	60707

616	Total Square Footage	783.00	800.00
	Year Built	1913	1911

621	Zip Code	60637	60090

636	Number Bedrooms	8	16

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

671	Total Square Footage	3,900.00	3,600.00

697	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR

699	Number Bedrooms	4	2
	Number of Bathrooms	2	1

700	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR
	Year Built	2005	2006

702	Year Built	1984	1985

704	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR
	Year Built	1945	1946

706	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR
	Year Built	1922	1923

707	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR
	Year Built	1975	1976

708	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR
	Year Built	1962	1963

711	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR

720	Zip Code	53110	<blank>

726	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR

728	Cut-Off Date Valuation Type	Exterior RAR	Interior RAR

729	Address (Street)	[Redacted]	[Redacted]

735	Year Built	1955	1956

737	Year Built	1952	1953

838	Cut-Off Date Value	$235,000.00	$234,000.00

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

840	City	Salt Lake	West Valley City

849	Number of Bathrooms	2	1.5

Exhibit 5 to Attachment A

Final Property Data File Base Property Sample Characteristic Difference

Sample Property Number	Base Property Sample Characteristic	Final Property Data File Value	Property Source Document Value

720	Zip Code	53110	<blank>

Exhibit 6 to Attachment A

Compared Mortgage Loan Characteristics and Mortgage Loan Source Documents

Underwriting Information: (see Note 2)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

UW Annual Rent ($)	Underwriting Summary
Average Lease Term (see Note 3)	Underwriting Summary
UW Other Income ($)	Underwriting Summary
UW Credit and Vacancy Loss ($)	Underwriting Summary
UW Effective Gross Income ($)	Underwriting Summary
UW Annual Property Management Fee ($)	Underwriting Summary
UW Annual Marketing and Leasing Costs ($)	Underwriting Summary
UW Repairs and Maintenance ($)	Underwriting Summary
UW Annual Insurance Costs ($)	Underwriting Summary
UW Annual HOA/Special Assessment Fees ($)	Underwriting Summary
UW Annual Real Estate Taxes ($)	Underwriting Summary
UW Annual Turnover Costs ($)	Underwriting Summary
UW Annual Landscaping ($)	Underwriting Summary
UW Annual Other Costs ($)	Underwriting Summary
UW Annual Expenses ($)	Underwriting Summary
UW Annual Net Operating Income ($)	Underwriting Summary
UW Annual CapEx Reserve ($)	Underwriting Summary
UW Annual Net Cash Flow ($)	Underwriting Summary
Value at Origination ($)	Underwriting Summary
% HOA (see Note 4)	Underwriting Summary
% Section 8 (see Note 5)	Underwriting Summary
Occupancy as of Origination (see Note 6)	Underwriting Summary or Reporting 2020-3 v6.xlsx
Number of Units	Underwriting Summary
Number of Properties	Underwriting Summary

Reserve and Escrow Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Monthly Tax Escrow	Loan Agreement or Settlement Statement
Monthly Insurance Escrow	Loan Agreement or Settlement Statement
Monthly Capital Expenditure Escrow ($)	Loan Agreement or Settlement Statement
Upfront Leasing Escrow ($)	Loan Agreement or Settlement Statement
Monthly Leasing Escrow ($)	Loan Agreement or Settlement Statement
Upfront Interest Escrow ($)	Loan Agreement or Settlement Statement
Monthly Interest Escrow ($)	Loan Agreement or Settlement Statement
Upfront Deferred Maintenance Escrow ($)	Loan Agreement or Settlement Statement
Monthly Deferred Maintenance Escrow ($)	Loan Agreement or Settlement Statement

Exhibit 6 to Attachment A

Mortgage Loan Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Rent Rolls (Y/N)	Loan Agreement
Frequency of Rent Rolls	Loan Agreement
Operating Statement (Y/N)	Loan Agreement
Frequency of Operating Statements	Loan Agreement
Loan Originator	Loan Agreement
Borrower	Loan Agreement
Guarantor	Guaranty Agreement
Type of Guarantor (Individual or Type of Entity)	Guaranty Agreement
Guarantor FICO (see Notes 1 and 7)	Credit Report
Sponsor	Loan Agreement
Origination Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Date	Loan Agreement
First Payment Date (see Note 8)	Loan Agreement
Initial Maturity Date	Loan Agreement
Mortgage Loan Initial Funded Amount ($)	Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Note 9)	Loan Agreement or Loan Modification Agreement
Rate Type	Loan Agreement
Interest Rate	Loan Agreement
Interest Rate Accrual	Loan Agreement
Amortization Type (see Note 10)	Loan Agreement
IO Term (months) (see Note 11)	Loan Agreement
Recourse (Y/N)	Guaranty Agreement
Recourse to Guarantor (Full, Partial, Carve‑out, None)	Guaranty Agreement
Property Manager	Loan Agreement or Management Agreement
Prepayment Provision (see Notes 12 and 13)	Loan Agreement or Loan Modification Agreement
Original Yield Maintenance Period (see Notes 13 and 14)	Loan Agreement or Loan Modification Agreement
Other Prepayment Provision	Loan Agreement
Open Period (see Notes 13 and 14)	Loan Agreement or Loan Modification Agreement
YM Calculation Method (PV or Int Diff)	Loan Agreement or Loan Modification Agreement
Calc’d Through (Maturity or Open)	Loan Agreement or Loan Modification Agreement
PV Discount Treasury Projection Term (Maturity or Open)	Loan Agreement
PV Discount Treasury Compounding Type (MEY or BEY)	Loan Agreement
SPE (Y/N)	Loan Agreement
Independent Director (Y/N)	Loan Agreement

Exhibit 6 to Attachment A

Mortgage Loan Information: (continued)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Substitution Permitted (Y/N)	Loan Agreement
Partial Release Permitted (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement
Partial Release Provisions	Loan Agreement
Partial Release Premium	Loan Agreement
Grace Period (Late Fee)	Loan Agreement
Grace Period (Principal and Interest)	Loan Agreement
Existing Secondary Financing (Y/N)	Loan Agreement
Secondary Financing Amount (Existing)	Loan Agreement
Secondary Financing Description	Loan Agreement
Future Secondary Financing Allowed (Y/N) (see Note 15)	Loan Agreement
Future Secondary Financing Description	Loan Agreement
Lockbox Type (see Note 16)	Loan Agreement
Lockbox Trigger	Loan Agreement
Cash Management Type (see Note 17)	Loan Agreement
Cash Management and Cash Trap Trigger (for Springing Cash Management) and Cash Trap Trigger (for Hard Cash Management)	Loan Agreement
Multiple Borrowers (Y/N)	Loan Agreement

Notes:

1.
For any Mortgage Loan on the Preliminary Mortgage Loan Data File listed in Table A1, CoreVest, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Mortgage Loan Source Document(s) or the applicable Mortgage Loan Source Document(s) were not provided to us.

Table A1:
Loan ID	Characteristic	Provided Value

32617	Guarantor FICO	719

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by CoreVest, on behalf of the Depositor.

2.
For the purpose of comparing the “Underwriting Information” Compared Mortgage Loan Characteristics that are expressed as dollar values, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $2.00 or less.

Exhibit 6 to Attachment A

Notes: (continued)

3.
For the purpose of comparing the “Average Lease Term” Compared Mortgage Loan Characteristic for any Mortgage Loan with a “Loan Originator” of “5AIF RW, LLC” (each, a “5AIF RW Mortgage Loan”) or “5 Arch Funding Corp.” (each, a “5 Arch Mortgage Loan,” together with any 5AIF RW Mortgage Loans, the “Non‑CoreVest Mortgage Loans”), as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to use “N/A.”

4.	For the purpose of comparing the “% HOA” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to divide:
a.	The total number of Mortgaged Properties that secure the Mortgage Loan which have an associated HOA fee in the “HOA” column, as shown on the underwriting summary Mortgage Loan Source Document, by
b.	The total number of Mortgaged Properties that secure the Mortgage Loan, as shown on the underwriting summary Mortgage Loan Source Document.

5.	For the purpose of comparing the “% Section 8” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to divide:
a.
The total number of units at the Mortgaged Properties that secure the Mortgage Loan which have “Y” or “Yes” in the “Section 8” column, as shown on the underwriting summary Mortgage Loan Source Document, by

b.	The total number of units at the Mortgaged Properties that secure the Mortgage Loan, as shown on the underwriting summary Mortgage Loan Source Document.

6.
For the purpose of comparing the “Occupancy as of Origination” Compared Mortgage Loan Characteristic, CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “Reporting 2020-3 v6.xlsx” and instructed us to use the electronic data file as the Mortgage Loan Source Document for the Mortgage Loan identified on the Preliminary Mortgage Loan Data File with Loan ID “32525.”

Exhibit 6 to Attachment A

Notes: (continued)

7.	For the purpose of comparing the “Guarantor FICO” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Mortgage Loan that has one “Guarantor,” as shown on the Preliminary Mortgage Loan Data File (except for the Mortgage Loan identified on the Preliminary Mortgage Loan Data File with Loan ID of “600010746” (the “600010746 Mortgage Loan”), which is described in c. below), use (i) the highest FICO score of the “Guarantor” if two FICO scores are listed on the credit report Mortgage Loan Source Document or (ii) the median FICO score of the “Guarantor” if three FICO scores are listed on the credit report Mortgage Loan Source Document,

b.
For each Mortgage Loan that has more than one “Guarantor,” as shown on the Preliminary Mortgage Loan Data File (except for the Mortgage Loan identified on the Preliminary Mortgage Loan Data File with Loan ID of “31739” (the “31739 Mortgage Loan”), which is described in d. below), follow the methodology described in a. above to determine the FICO score for each “Guarantor,” and use the highest resulting FICO score,

c.	For the 600010746 Mortgage Loan, we were instructed by CoreVest, on behalf of the depositor, to use ”N/A” and
d.
For the 31739 Mortgage Loan, we were instructed by CoreVest, on behalf of the Depositor, to exclude any guarantor which has insufficient credit funds or history or is a foreign national, as shown on the credit report Mortgage Loan Source Document, and to follow the methodology described in b. above.

8.
For the purpose of comparing the “First Payment Date” Compared Mortgage Loan Characteristic for each Mortgage Loan where the applicable Mortgage Loan Source Document does not define the first payment date (except for the Mortgage Loans identified on the Preliminary Mortgage Loan Data File with Loan IDs of “600011772” (the “600011772 Mortgage Loan”), “600011024” (the “600011024 Mortgage Loan”), “600010444” (the  “600010444 Mortgage Loan”), 600010746 Mortgage Loan and “32617” (the “32617 Mortgage Loan”), which are described in the succeeding paragraph(s) of this Note), CoreVest, on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the ninth (9th) day of the calendar month following the first full interest accrual period, as described in the applicable Mortgage Loan Source Document.

For each Non‑CoreVest Mortgage Loan, the applicable Mortgage Loan Source Document contains the following description:

Borrower shall make a payment of interest and (if the Loan is an amortizing loan) principal, equal to the Monthly Payment Amount on each Payment Date; provided that if the Closing Date occurs on any date other than the 9th day of a calendar month, then Borrower shall pay interest for the Initial Interest Period on the Closing Date and no payment of interest or principal shall be due on the Initial Payment Date.

For the purpose of comparing the “First Payment Date” Compared Mortgage Loan Characteristic for each Non‑CoreVest Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to assume a full monthly debt service payment of interest and/or principal was made on the initial payment date.

Exhibit 6 to Attachment A

Notes: (continued)

8. (continued)

For the purpose of comparing the “First Payment Date” Compared Mortgage Loan Characteristic for the 600011772 Mortgage Loan, 600011024 Mortgage Loan, 600010444 Mortgage Loan, 600010746 Mortgage Loan and 32617 Mortgage Loan, CoreVest, on behalf of the depositor, instructed us to use “12/9/2019,” “9/9/2019,” “5/9/2019,” “8/9/2019” and “7/9/2020,” respectively.

9.	For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for each Mortgage Loan except for:
a.
Any Mortgage Loan (i) with an “Amortization Type” of “Amortizing Balloon” or “Interest Only, Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File, and (ii) which does not have a stated monthly debt service amount in the applicable Mortgage Loan Source Document (each, a “Recalculated Amortizing Mortgage Loan”) and

b.	Any Mortgage Loan with an “Amortization Type” of “Interest Only,” as shown on the Preliminary Mortgage Loan Data File (each, an “Interest Only Mortgage Loan”), which are described in the succeeding paragraph(s) of this Note, CoreVest, on behalf of the Depositor, instructed us to use the stated monthly debt service amount that is shown in the applicable Mortgage Loan Source Document.

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for any Recalculated Amortizing Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” using the “PMT” function in Microsoft Excel and:
a.	The “Mortgage Loan Initial Funded Amount ($),” as shown on the Preliminary Mortgage Loan Data File,
b.	The “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File (adjusted as described in the succeeding paragraph(s) of this Note, as applicable) and
c.	Principal amortization period, as shown in the applicable Mortgage Loan Source Document.

For the purpose of the “Monthly Debt Service ($)” recalculation described above for any Recalculated Amortizing Mortgage Loan which also has an “Interest Rate Accrual” of “Actual/360,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to divide the “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, by twelve (12) and then multiply by a fraction equal to 365/360.

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for any Interest Only Mortgage Loan which also has an “Interest Rate Accrual” of “Actual/360,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” as 1/12th of the product of:
a.	The “Mortgage Loan Initial Funded Amount ($),” as shown on the Preliminary Mortgage Loan Data File,
b.	The “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, and
c.	365/360.

Exhibit 6 to Attachment A

Notes: (continued)

10.	For the Mortgage Loans identified on the Preliminary Mortgage Loan Data File with Loan IDs of “600012515,” “600010444” and “600011772,” the applicable Mortgage Loan Source Document describes:
a.	A fixed monthly payment amount and
b.	A “Principal Amortization Period” of “None, interest only.”

For the purpose of comparing the “Amortization Type” Compared Mortgage Loan Characteristic for each Mortgage Loan described in the preceding paragraph, CoreVest, on behalf of the Depositor, instructed us to ignore the fixed monthly payment amount described in the applicable Mortgage Loan Source Document and to use “Interest Only.”

11.
For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for any Mortgage Loan with an “Amortization Type” of “Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to use “N/A.”

For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for any Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the “Original Term to Maturity (months)” (as defined herein), as shown on the Preliminary Mortgage Loan Data File.

For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for any Mortgage Loan with an “Amortization Type” of “Interest Only, Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to use the procedures described in Note 8 to determine the “First Payment Date” to use for the purpose of determining the “IO Term (months).”

12.
For the purpose of comparing the “Prepayment Provision” characteristic, CoreVest, on behalf of the Depositor, instructed us to ignore any prepayment premiums or other conditions related to partial release events, as described in the applicable Mortgage Loan Source Document.

Exhibit 6 to Attachment A

Notes: (continued)

13.	For certain Mortgage Loans, the applicable Mortgage Loan Source Document contains:
a.	A definition for “Par Prepayment Date,” which is shown as a certain “Payment Date” (e.g., the 114th Payment Date),
b.	A definition for “Payment Date,” which is defined as “with respect to each Interest Accrual Period, the ninth (9th) day of the calendar month immediately succeeding such Interest Accrual Period” and
c.
A definition for “Interest Accrual Period,” which is defined as “each period from and including the first day of a calendar month through and including the last day of such calendar month.  Notwithstanding the foregoing, the first Interest Accrual Period shall commence on and include the Closing Date.”

For the purpose of comparing the:
a.	Prepayment Provision,
b.	Original Yield Maintenance Period and
c.	Open Period
Compared Mortgage Loan Characteristics for each Mortgage Loan described in the preceding paragraph, CoreVest, on behalf of the Depositor, instructed us to assume that for the purpose of determining the “Par Prepayment Date,” the first “Payment Date” is the ninth (9th) day of the calendar month which follows the calendar month in which the “Origination Date” occurs (the “Stub Payment Date”), even though:
i.	There will not be a debt service payment made on the Stub Payment Date and
ii.
The “First Payment Date” of the Mortgage Loan, as shown on the Preliminary Mortgage Loan Data File, will be the ninth (9th) day of the second calendar month which follows the calendar month in which the “Origination Date” occurs.

14.
For the purpose of comparing the “Original Yield Maintenance Period” Compared Mortgage Loan Characteristic for any Mortgage Loan that can be prepaid with yield maintenance, as shown in the applicable Mortgage Loan Source Document (each, a “Yield Maintenance Mortgage Loan”), CoreVest, on behalf of the Depositor, instructed us to include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Yield Maintenance Mortgage Loan on which the borrower is required to remit a yield maintenance payment in connection with a voluntary prepayment of the Yield Maintenance Mortgage Loan in the “Original Yield Maintenance Period” of the Yield Maintenance Mortgage Loan (in accordance with the additional instructions provided by CoreVest, on behalf of the Depositor, which are described in Note 13, as applicable), as shown in the applicable Mortgage Loan Source Document.

For the purpose of comparing the “Original Yield Maintenance Period” Compared Mortgage Loan Characteristic for any Mortgage Loan that is not a Yield Maintenance Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A.”

For the purpose of comparing the “Open Period” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Mortgage Loan on which the borrower can voluntarily prepay the Mortgage Loan without the payment of a yield maintenance payment or a prepayment premium in the “Open Period” of the Mortgage Loan (in accordance with the additional instructions provided by CoreVest, on behalf of the Depositor, which are described in Note 13, as applicable), as shown in the applicable Mortgage Loan Source Document.

Exhibit 6 to Attachment A

Notes: (continued)

15.
For the purpose of comparing the “Future Secondary Financing Allowed (Y/N)” Compared Mortgage Loan Characteristic for any Mortgage Loan that references a “Permitted Mezzanine Loan” in the applicable Mortgage Loan Source Document, CoreVest, on behalf of the Depositor, instructed us to: (i) assume that this “Permitted Mezzanine Loan” debt does not constitute additional debt that may be placed by the borrower on the collateral that secures the Mortgage Loan and (ii) use “N.”

16.
For the purpose of comparing the “Lockbox Type” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the following definitions, as applicable:

a.
Springing – As of the origination date of the Mortgage Loan, the borrower and/or related property manager is required to deposit any rent it receives in a rent deposit account or restricted account, as applicable.  Upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, the lender requires or has the option to require the borrower to direct tenants to deposit funds directly to a lockbox account or restricted account, as applicable,

b.	Hard – As of the origination date of the Mortgage Loan, there is an established lockbox account controlled by the lender into which tenants are required to deposit rents directly and
c.	N/A – As of the origination date of the Mortgage Loan, either:
i.	The borrower or the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt,
ii.
The borrower or the related property manager is required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt, however, there are no requirements for the borrower to direct tenants to deposit funds directly to a rent deposit account upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, or

iii.
The borrower of the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt. Upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, the lender has the option to require the borrower to direct tenants to deposit funds directly to an account designated by the lender or to such other third party as directed by the lender.

Exhibit 6 to Attachment A

Notes: (continued)

17.
For the purpose of comparing the “Cash Management Type” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the following definitions, as applicable:

a.
Springing – Prior to an event of default or certain trigger events that are described in the applicable Mortgage Loan Source Document, all cash on deposit in a rent deposit account is released periodically to the borrower.  Upon the occurrence an event of default or certain trigger events that are described in the applicable Mortgage Loan Source Document, all cash on deposit in the rent deposit account will be swept to a lender controlled cash management account and will be applied in accordance with the terms of the applicable Mortgage Loan Source Document,

b.
Hard – As of the origination date of the Mortgage Loan, all cash on deposit in the rent deposit account is swept to a lender controlled cash management account and is applied in accordance with the terms of the applicable Mortgage Loan Source Document and

c.	N/A – In accordance with the terms of the applicable Mortgage Loan Source Document, no cash management account is required to be established during the term of the related Mortgage Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes above.

Exhibit 7 to Attachment A

Provided Mortgage Loan Characteristics

Characteristic

Loan ID
Include Y/N
Closed (Y/N)
Loan Seller
Loan Owner
Loan Purpose
Refinance Type
Loan
Next Due Date
Lien Position
Cut Off Date Value ($)
Guarantor Net Worth
Guarantor Liquidity
Recourse to Borrower (Full, Partial, Carve-out, None)
Equity Pledge (Y/N)
Occupancy as of Date
Property Manager Type
Rent Rolls Required as of 6/30 (Y/N)
6/30 Occupancy
NOI as of 6/30
NCF as of 6/30
Servicer
Servicing Fee Rate
Trustee/Note Administrator Fee Rate
CREFC® License Fee Rate
Special Servicing Fee
Property Management Consultant Fee
Operating Statement Required as of 6/30 (Y/N)
Rank Loan Number

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Mortgage Loan Characteristics.